John Hancock Currency Strategies Fund | Prospectus Class R6 Shares
JOHN HANCOCK CURRENCY STRATEGIES FUND
Investment objective
The Fund seeks to achieve total return from investments in currency markets.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Currency Strategies Fund Prospectus Class R6 Shares Class R6
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Currency Strategies Fund Prospectus Class R6 Shares Class R6
Management fee		0.91%
Other expenses	[1]	0.08%
Total annual fund operating expenses		0.99%
[1]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	1 Year	3 Years
John Hancock Currency Strategies Fund Prospectus Class R6 Shares Class R6	101	315

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund has not yet completed a full fiscal year, there is no portfolio turnover rate to report.
Principal investment strategies

Under normal market conditions at least 80% of the value of the fund’s net assets, including borrowings for investment purposes, if any, will be exposed to currency through currency forwards and other currency transactions, such as spot currency transactions and currency options. The fund’s assets that are not used to purchase currency forwards and other currency instruments will be invested in investment grade debt securities. The fund seeks to achieve positive absolute returns through the income produced by the debt securities and any net gains resulting from fluctuations in the values of currencies relative to the U.S. dollar. (Net losses on currency transactions will reduce positive absolute returns.)

Investment grade debt securities are securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality to investment grade securities. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody’s. Investment grade debt securities include U.S. Government securities, including U.S. Treasuries and cash equivalents.

The fund may be exposed to currencies of developed and emerging market countries that, in the subadviser’s opinion, have liquid currency markets. The fund employs an active currency strategy to deliver returns (or alpha) that are not correlated to the movements of the securities markets. The investment process is systematic, fundamentally-based, and seeks to exploit factors that drive the relative value of currency markets and take advantage of the effects of short-term and long-term interest rates, capital flows, trade flows and supply/demand pressures.

In pursuing its investment goal, the fund may enter into derivative currency transactions, including currency forwards, cross currency forwards and options on currencies. The fund’s derivative transactions will typically be fully collateralized on a net basis. The fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging and other strategic transactions.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract spot transactions, currency forwards, currency options or other over-the-counter derivatives contracts or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Currency risk The fund will use currency forwards, currency options and spot currency transactions to seek to achieve gains in the fund and not to hedge the currency risk of the securities held by the fund. If currencies do not perform as the subadviser expects, the fund could have significant losses which exceed the amount invested in the currency instruments since currency transactions involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging-market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. Counterparty risk is the principal risk of currency forwards, currency options and spot currency transactions. In addition, the use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund had not completed a full calendar year of operations as of the date of this prospectus, there is no past performance to report.